Stock Options	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [Abstract]
Stock Options [Text Block]

17. Stock Options

The Company has two incentive stock option plans whereby it grants options to directors, officers, employees, and consultants of the Company, the 2023 Equity Incentive Plan (the "2023 Plan") which was adopted in order to grant awards to people in the United States, and the 2022 Equity Incentive Plan (the "2022 Plan").

2023 Plan

Effective February 21, 2023, GreenPower adopted the 2023 Plan which was approved by shareholders at our AGM on March 28, 2023 in order to grant stock options or non-stock option awards to people in the United States. Under the 2023 Plan GreenPower can issue stock options that are considered incentive stock options, which are stock options that qualify for certain favorable tax treatment under U.S. tax laws. Nonqualified stock options are stock options that are not incentive stock options. The aggregate fair market value on the date of grant of Shares with respect to which incentive stock options are exercisable for the first time by an optionee subject to tax in the United States during any calendar year must not exceed US$100,000, or such other limit as may be prescribed by the Internal Revenue Code. Non-stock option awards mean a right granted to an award recipient under the 2023 Plan, which may include the grant of stock appreciation rights, restricted awards or other equity-based awards. The aggregate number of Shares issuable under the 2023 Plan (and all of the Company's other Security-Based Compensation Arrangements) will not exceed 246,760. The 2023 plan received final approval on April 18, 2024.

2022 Plan

Effective April 19, 2022 GreenPower adopted the 2022 Equity Incentive Plan (the "2022 Plan"), which was further ratified and re-approved by shareholders at our AGM on March 27, 2026, and which replaced the 2019 Plan. Under the 2022 Plan the Company can grant equity-based incentive awards in the form of stock options ("Options"), restricted share units ("RSUs"), performance share units ("PSUs") and deferred share units ("DSUs"). RSU's, DSU's and PSU's are collectively referred to as "Performance Based Awards". The 2022 Plan is a Rolling Plan for Options and a fixed-plan for Performance-Based Awards such that the aggregate number of Shares that: (i) may be issued upon the exercise or settlement of Options granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements), shall not exceed 10% of the Company's issued and outstanding Shares from time to time, and (ii) may be issued in respect of Performance-Based Awards granted under the 2022 Plan (and all of the Company's other Security-Based Compensation Arrangements) shall not exceed 294,912. No performance-based awards have been issued as at March 31, 2026, March 31, 2025 or March 31, 2024. The 2022 Plan is considered an "evergreen" plan, since Options which have been exercised, cancelled, terminated, surrendered, forfeited or expired without being exercised shall be available for subsequent grants under the 2022 Plan and the number of awards available to grant increases as the number of issued and outstanding Shares increases.

Stock Option Plans from Prior Periods

On May 14, 2019, the Company replaced the 2016 Plan with a Rolling Stock Option Plan (the "2019 Plan"). Under the terms of the 2019 Plan, the aggregate number of Options that can be granted under the 2019 Plan cannot exceed ten (10%) of the total number of issued and outstanding Shares, calculated on a non- diluted basis. The exercise price of options granted under the 2019 Plan may not be less than the minimum prevailing price permitted by the TSXV policies with a maximum term of 10 years. On March 9, 2016, the shareholders approved the previous stock option plan which initially allowed for the issuance of up to 149,154 shares and which was subsequently further increased to allow up to 212,299 shares to be issued under the plan (the "2016 Plan").

The Company had the following incentive stock options granted under the 2023 Plan and the 2022 Plan, that are issued and outstanding as at March 31, 2026:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2025	Granted	Exercised	or Expired	March 31, 2026
July 3, 2025	CDN	$49.00	643	-	-	(643)	-
November 19, 2025	US	$200.00	30,000	-	-	(30,000)	-
December 4, 2025	US	$200.00	1,500	-	-	(1,500)	-
May 18, 2026	CDN	$196.20	3,245	-	-	(370)	2,875
December 10, 2026	CDN	$164.50	42,000	-	-	(1,000)	41,000
February 14, 2028	CDN	$38.00	50,250	-	-	(6,875)	43,375
March 27, 2029	CDN	$27.20	49,125	-	-	(3,875)	45,250
June 28, 2029	CDN	$14.00	2,000	-	-	-	2,000
March 14, 2030	CDN	$7.80	79,500	-	-	(9,875)	69,625
Total outstanding			258,263	-	-	(54,138)	204,125
Total exercisable			168,138				194,675
Weighted Average
Exercise Price (CDN$)			$79.48	$-	$-	$173.15	$52.71
Weighted Average Remaining Life			3.2 years				2.6 years

As at March 31, 2026, there were 298,004 stock options available for issuance under the 2023 and 2022 plan and 502,929 performance-based awards available for issuance under the 2023 Plan and the 2022 Plan.

During the year ended March 31, 2026, no stock options were granted by the Company and none of the Company's stock options were exercised.

During the year ended March 31, 2026, 54,138 options were forfeited or expired. During the year ended March 31, 2026, previously recognized share-based compensation expense of $69,916 was reversed due to stock options that were forfeited or expired (2025 - $260,861). During the year ended March 31, 2026, the Company incurred share-based compensation expense with a measured fair value of $279,546 (2025 - $897,468; 2024 -$1,502,112). The fair value of the options granted and vested were recorded as share- based payments on the Consolidated Statements of Operations. Subsequent to the end of the reporting period, between April 1, 2026 and July 7, 2026, 4,825 stock options exercisable at a weighted average exercise price of CDN $146.15 expired or were forfeited.

The Company had the following incentive stock options granted under the 2023 Plan, 2022 Plan, the 2019 Plan, and 2016 Plan that are issued and outstanding as at March 31, 2025:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2024	Granted	Exercised	or Expired	March 31, 2025
January 30, 2025	CDN	$25.90	23,821	-	-	(23,821)	-
February 11, 2025	CDN	$83.20	5,000	-	-	(5,000)	-
July 3, 2025	CDN	$49.00	1,500	-	-	(857)	643
November 19, 2025	US	$200.00	30,000	-	-	-	30,000
December 4, 2025	US	$200.00	2,000	-	-	(500)	1,500
May 18, 2026	CDN	$196.20	6,370	-	-	(3,125)	3,245
December 10, 2026	CDN	$164.50	52,325	-	-	(10,325)	42,000
July 4, 2027	CDN	$42.50	1,500	-	-	(1,500)	-
November 2, 2027	US	$24.60	1,000	-	-	(1,000)	-
February 14, 2028	CDN	$38.00	63,250	-	-	(13,000)	50,250
March 27, 2029	CDN	$27.20	60,500	-	-	(11,375)	49,125
June 28, 2029	CDN	$14.00	-	2,000	-	-	2,000
March 14, 2030	CDN	$7.80	-	80,000	-	(500)	79,500
Total outstanding			247,266	82,000		(71,003)	258,263
Total exercisable			171,180				168,138
Weighted Average
Exercise Price (CDN$)			$96.18	$7.95	$-	$62.49	$79.48
Weighted Average Remaining Life			3.2 years				3.2 years

As at March 31, 2025, there were 36,649 stock options available for issuance under the 2023 and 2022 plan and 294,912 performance-based awards available for issuance under the 2023 Plan and the 2022 Plan.

On March 14, 2025, the Company granted 80,000 options with a term of five years and an exercise price of CDN $7.80 per share, comprised of:

• 52,500 stock options to officers and directors which vest 25% four months after grant date, 25% six months after the grant date, 25% nine months after the grant date, 25% nine months after the grant date and 25% one year after the grant date;

• 25,000 stock options to employees which vest 25% four months after the grant date, and then 25% years 1, 2, and 3 after the grant date;

• 2,500 stock options to consultant which vest 25% four months after grant date, 25% six months after grant date, 25% nine months after the grant date, 25% nine months after the grant date and 25% one year after the grant date;

During the year ended March 31, 2025, nil common shares were issued pursuant to the exercise of stock options and 71,003 options were forfeited or expired During the year ended March 31, 2025, $260,861 of options were forfeited or expired. During the year ended March 31, 2025, the Company incurred share- based compensation expense with ameasured fair value of $897,468. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

The Company had the following incentive stock options granted under the 2023 Plan, 2022 Plan, the 2019 Plan, and 2016 Plan that are issued and outstanding as at March 31, 2024:

		Exercise	Balance			Forfeited	Balance
Expiry Date		Price	March 31, 2023	Granted	Exercised	or Expired	March 31, 2024
May 4, 2023	CDN	35.00	5,714	-	(4,286)	(1,428)	-
November 30, 2023	CDN	30.10	5,000	-	(1,500)	(3,500)	-
February 12, 2024	CDN	35.00	7,179	-	(1,464)	(5,715)	-
January 30, 2025	CDN	25.90	25,464	-	(1,071)	(572)	23,821
February 11, 2025	CDN	83.20	5,000	-	-	-	5,000
July 3, 2025	CDN	49.00	1,607	-	-	(107)	1,500
November 19, 2025	US	200.00	30,000	-	-	-	30,000
December 4, 2025	US	200.00	2,000	-	-	-	2,000
May 18, 2026	CDN	196.20	7,328	-	-	(958)	6,370
December 10, 2026	CDN	164.50	55,350	-	-	(3,025)	52,325
July 4, 2027	CDN	42.50	1,500	-	-	-	1,500
November 2, 2027	US	24.60	1,000	-	-	-	1,000
February 14, 2028	CDN	38.00	64,500	-	(250)	(1,000)	63,250
March 28, 2028	CDN	28.50	10,000	-	-	(10,000)	-
March 27, 2029	CDN	27.20	-	60,500	-	-	60,500
Total outstanding			221,642	60,500	(8,571)	(26,305)	247,266
Total exercisable			126,513				171,180
Weighted Average
Exercise Price (CDN$)			$107.20	$27.20	$33.09	$52.61	$96.18
Weighted Average Remaining Life			3.4 years				3.2 years

As at March 31, 2024, there were 2,646 stock options available for issuance under the 2023 and 2022 plan and 249,912 performance-based awards available for issuance under the 2023 Plan and the 2022 Plan.

On March 27, 2024, the Company granted 60,500 options with a term of five years and an exercise price of CDN $27.20 per share, comprised of:

• 36,000 stock options to officers and directors which vest 25% four months after grant date, 25% six months after the grant date, 25% nine months after the grant date, 25% nine months after the grant date and 25% one year after the grant date;

• 6,000 stock options to an officer and director which vest 20% four months after grant date, 20% six months after the grant date, 30% 288 days after the grant date and 30% one year after the grant date;

• 11,000 stock options to employees which vest 25% four months after the grant date, and then 25% after years 1, 2, and 3 after the grant date;

• 4,000 stock options to employees which vest 50% 288 days after the grant date, and then then 25% years 2, and 3 after the grant date;

• 3,500 stock options to consultants which vest 25% four months after the grant date, and then 25% years 1, 2, and 3 after the grant date;

During the year ended March 31, 2024, 8,572 common shares were issued pursuant to the exercise of stock options and 26,304 options were forfeited or expired.

During the year ended March 31, 2024, the Company incurred share-based compensation expense with a measured fair value of $1,502,112. The fair value of the options granted and vested were recorded as share-based payments on the Consolidated Statements of Operations.

The following weighted-average assumptions were used for the Black-Scholes valuation of stock option grants:

For the year ended	March 31, 2026	March 31, 2025	March 31, 2024
Share price on grant date	N/A	CDN $7.80	CDN $27.20
Exercise price	N/A	CDN $7.80	CDN $27.20
Risk-free interest rate	N/A	2.32%	3.40%
Expected life of options	N/A	5 years	5 years
Annualized volatility	N/A	107%	103%
Forfeiture rate	N/A	Nil	Nil
Dividend rate	N/A	N/A	N/A